Primary and secondary segments reporting - Schedule of condensed balance sheets and condensed underlying income statements by primary segments (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance sheet (condensed)
Financial assets		€ 283,497.0	€ 243,203.0	€ 193,716.0
Underlying income statement (condensed)
Net interest income		46,668.0	43,261.0	38,619.0
Net fee income		13,010.0	12,057.0	11,790.0
Gains (losses) on financial transactions		2,273.0	2,633.0	1,653.0
Other operating income		(75.0)	(528.0)	55.0
Total income		61,876.0	57,423.0	52,117.0
Administrative expenses, depreciation and amortisation		(26,034.0)	(25,425.0)	(23,903.0)
Net operating income		35,842.0	31,998.0	28,214.0
Net loan-loss provisions		(12,685.0)	(12,932.0)	(10,836.0)
Other gains (losses) and provisions		(4,130.0)	(2,607.0)	(2,128.0)
Operating profit/(loss) before tax	€ 6,549.0	19,027.0	16,459.0	15,250.0
Tax on profit	€ (373.0)	(5,283.0)	(4,276.0)	(4,486.0)
Profit/(loss) from continuing operations		13,744.0	12,183.0	10,764.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		13,744.0	12,183.0	10,764.0
Non-controlling interests		(1,170.0)	(1,107.0)	(1,159.0)
Attributable profit to the parent		12,574.0	11,076.0	9,605.0
Provision (release) of provision corresponding to results from commitments and contingent risks		41.0	(24.0)	(27.0)
Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		1,016,546.0	1,014,951.0	1,019,188.0
Customers funds
Balance sheet (condensed)
Financial liabilities		1,211,342.0	1,176,874.0	1,130,385.0
Customer deposits
Balance sheet (condensed)
Financial liabilities		977,620.0	968,346.0	946,331.0
Investment funds
Balance sheet (condensed)
Memorandum items		233,722.0	208,528.0	184,053.0
Customer deposits
Balance sheet (condensed)
Financial liabilities		1,055,936.0	1,047,169.0	1,009,722.0
Customers
Balance sheet (condensed)
Financial assets		1,054,069.0	1,036,349.0	1,036,004.0
Underlying results
Underlying income statement (condensed)
Net interest income		46,668.0	43,261.0	38,619.0
Net fee income		13,010.0	12,057.0	11,790.0
Gains (losses) on financial transactions		2,273.0	2,633.0	1,653.0
Other operating income		260.0	(304.0)	92.0
Total income		62,211.0	57,647.0	52,154.0
Administrative expenses, depreciation and amortisation		(26,034.0)	(25,425.0)	(23,903.0)
Net operating income		36,177.0	32,222.0	28,251.0
Net loan-loss provisions		(12,333.0)	(12,458.0)	(10,509.0)
Other gains (losses) and provisions		(4,817.0)	(3,066.0)	(2,492.0)
Operating profit/(loss) before tax		19,027.0	16,698.0	15,250.0
Tax on profit		(5,283.0)	(4,489.0)	(4,486.0)
Profit/(loss) from continuing operations		13,744.0	12,209.0	10,764.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		13,744.0	12,209.0	10,764.0
Non-controlling interests		(1,170.0)	(1,133.0)	(1,159.0)
Attributable profit to the parent		12,574.0	11,076.0	9,605.0
Provision (release) of provision corresponding to results from commitments and contingent risks		41.0	(24.0)	(27.0)
Retail & Commercial Banking | Gross loans and advances to customers | Operating segment
Balance sheet (condensed)
Financial assets		609,490.0	618,773.0	629,478.0
Retail & Commercial Banking | Customers funds | Operating segment
Balance sheet (condensed)
Financial liabilities		747,567.0	725,971.0	675,028.0
Retail & Commercial Banking | Customer deposits | Operating segment
Balance sheet (condensed)
Financial liabilities		649,619.0	638,169.0	598,110.0
Retail & Commercial Banking | Investment funds | Operating segment
Balance sheet (condensed)
Memorandum items		97,948.0	87,802.0	76,918.0
Retail & Commercial Banking | Customer deposits | Operating segment
Balance sheet (condensed)
Financial liabilities		661,152.0	666,578.0	616,601.0
Retail & Commercial Banking | Customers | Operating segment
Balance sheet (condensed)
Financial assets		608,945.0	618,113.0	622,933.0
Retail & Commercial Banking | Underlying results
Underlying income statement (condensed)
Net interest income		27,942.0	25,550.0	22,093.0
Net fee income		4,681.0	4,497.0	4,672.0
Gains (losses) on financial transactions		812.0	854.0	1,141.0
Other operating income		(974.0)	(1,146.0)	(913.0)
Total income		32,461.0	29,754.0	26,994.0
Administrative expenses, depreciation and amortisation		(12,877.0)	(12,825.0)	(12,059.0)
Net operating income		19,584.0	16,930.0	14,935.0
Net loan-loss provisions		(5,845.0)	(6,540.0)	(5,887.0)
Other gains (losses) and provisions		(2,865.0)	(2,401.0)	(1,950.0)
Operating profit/(loss) before tax		10,874.0	7,989.0	7,099.0
Tax on profit		(3,091.0)	(1,927.0)	(1,676.0)
Profit/(loss) from continuing operations		7,783.0	6,062.0	5,423.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		7,783.0	6,062.0	5,423.0
Non-controlling interests		(520.0)	(403.0)	(406.0)
Attributable profit to the parent		7,263.0	5,659.0	5,017.0
Digital Consumer Bank | Gross loans and advances to customers | Operating segment
Balance sheet (condensed)
Financial assets		215,160.0	206,649.0	196,878.0
Digital Consumer Bank | Customers funds | Operating segment
Balance sheet (condensed)
Financial liabilities		137,122.0	120,996.0	108,824.0
Digital Consumer Bank | Customer deposits | Operating segment
Balance sheet (condensed)
Financial liabilities		128,933.0	114,334.0	102,946.0
Digital Consumer Bank | Investment funds | Operating segment
Balance sheet (condensed)
Memorandum items		8,189.0	6,662.0	5,878.0
Digital Consumer Bank | Customer deposits | Operating segment
Balance sheet (condensed)
Financial liabilities		128,975.0	115,446.0	103,021.0
Digital Consumer Bank | Customers | Operating segment
Balance sheet (condensed)
Financial assets		207,104.0	199,158.0	189,623.0
Digital Consumer Bank | Underlying results
Underlying income statement (condensed)
Net interest income		10,777.0	10,221.0	10,121.0
Net fee income		1,508.0	1,229.0	1,269.0
Gains (losses) on financial transactions		(4.0)	116.0	144.0
Other operating income		635.0	730.0	856.0
Total income		12,916.0	12,296.0	12,391.0
Administrative expenses, depreciation and amortisation		(5,183.0)	(5,263.0)	(5,197.0)
Net operating income		7,733.0	7,033.0	7,194.0
Net loan-loss provisions		(4,562.0)	(4,106.0)	(3,222.0)
Other gains (losses) and provisions		(939.0)	(250.0)	(91.0)
Operating profit/(loss) before tax		2,232.0	2,677.0	3,880.0
Tax on profit		(295.0)	(426.0)	(881.0)
Profit/(loss) from continuing operations		1,938.0	2,251.0	3,000.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		1,938.0	2,251.0	3,000.0
Non-controlling interests		(275.0)	(350.0)	(389.0)
Attributable profit to the parent		1,663.0	1,901.0	2,610.0
Corporate & Investment Banking | Gross loans and advances to customers | Operating segment
Balance sheet (condensed)
Financial assets		136,818.0	137,578.0	142,646.0
Corporate & Investment Banking | Customers funds | Operating segment
Balance sheet (condensed)
Financial liabilities		152,450.0	169,839.0	195,814.0
Corporate & Investment Banking | Customer deposits | Operating segment
Balance sheet (condensed)
Financial liabilities		136,672.0	155,274.0	186,678.0
Corporate & Investment Banking | Investment funds | Operating segment
Balance sheet (condensed)
Memorandum items		15,777.0	14,565.0	9,136.0
Corporate & Investment Banking | Customer deposits | Operating segment
Balance sheet (condensed)
Financial liabilities		202,355.0	203,713.0	230,194.0
Corporate & Investment Banking | Customers | Operating segment
Balance sheet (condensed)
Financial assets		184,923.0	168,960.0	173,397.0
Corporate & Investment Banking | Underlying results
Underlying income statement (condensed)
Net interest income		4,020.0	3,594.0	3,816.0
Net fee income		2,548.0	2,131.0	1,922.0
Gains (losses) on financial transactions		1,619.0	1,795.0	962.0
Other operating income		156.0	7.0	3.0
Total income		8,343.0	7,527.0	6,703.0
Administrative expenses, depreciation and amortisation		(3,807.0)	(3,387.0)	(2,901.0)
Net operating income		4,537.0	4,140.0	3,802.0
Net loan-loss provisions		(174.0)	(165.0)	(257.0)
Other gains (losses) and provisions		(353.0)	(181.0)	(166.0)
Operating profit/(loss) before tax		4,009.0	3,795.0	3,379.0
Tax on profit		(1,065.0)	(1,137.0)	(955.0)
Profit/(loss) from continuing operations		2,944.0	2,658.0	2,424.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		2,944.0	2,658.0	2,424.0
Non-controlling interests		(204.0)	(219.0)	(191.0)
Attributable profit to the parent		2,740.0	2,440.0	2,233.0
Wealth Management & Insurance | Gross loans and advances to customers | Operating segment
Balance sheet (condensed)
Financial assets		24,611.0	22,603.0	22,247.0
Wealth Management & Insurance | Customers funds | Operating segment
Balance sheet (condensed)
Financial liabilities		171,866.0	157,142.0	149,135.0
Wealth Management & Insurance | Customer deposits | Operating segment
Balance sheet (condensed)
Financial liabilities		60,058.0	57,643.0	57,014.0
Wealth Management & Insurance | Investment funds | Operating segment
Balance sheet (condensed)
Memorandum items		111,807.0	99,499.0	92,121.0
Wealth Management & Insurance | Customer deposits | Operating segment
Balance sheet (condensed)
Financial liabilities		60,986.0	58,507.0	58,324.0
Wealth Management & Insurance | Customers | Operating segment
Balance sheet (condensed)
Financial assets		24,479.0	22,509.0	22,127.0
Wealth Management & Insurance | Underlying results
Underlying income statement (condensed)
Net interest income		1,627.0	1,513.0	883.0
Net fee income		1,489.0	1,262.0	1,293.0
Gains (losses) on financial transactions		213.0	170.0	108.0
Other operating income		332.0	266.0	394.0
Total income		3,661.0	3,210.0	2,678.0
Administrative expenses, depreciation and amortisation		(1,313.0)	(1,216.0)	(1,104.0)
Net operating income		2,348.0	1,994.0	1,574.0
Net loan-loss provisions		(41.0)	17.0	(21.0)
Other gains (losses) and provisions		(48.0)	(18.0)	(37.0)
Operating profit/(loss) before tax		2,259.0	1,994.0	1,516.0
Tax on profit		(531.0)	(454.0)	(346.0)
Profit/(loss) from continuing operations		1,728.0	1,540.0	1,170.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		1,728.0	1,540.0	1,170.0
Non-controlling interests		(79.0)	(73.0)	(69.0)
Attributable profit to the parent		1,650.0	1,467.0	1,101.0
Payments | Gross loans and advances to customers | Operating segment
Balance sheet (condensed)
Financial assets		24,614.0	23,709.0	22,161.0
Payments | Customers funds | Operating segment
Balance sheet (condensed)
Financial liabilities		1,038.0	1,418.0	688.0
Payments | Customer deposits | Operating segment
Balance sheet (condensed)
Financial liabilities		1,038.0	1,418.0	688.0
Payments | Investment funds | Operating segment
Balance sheet (condensed)
Memorandum items		0.0	0.0	0.0
Payments | Customer deposits | Operating segment
Balance sheet (condensed)
Financial liabilities		1,038.0	1,418.0	688.0
Payments | Customers | Operating segment
Balance sheet (condensed)
Financial assets		22,840.0	22,045.0	22,140.0
Payments | Underlying results
Underlying income statement (condensed)
Net interest income		2,609.0	2,424.0	2,359.0
Net fee income		2,793.0	2,952.0	2,653.0
Gains (losses) on financial transactions		41.0	1.0	20.0
Other operating income		61.0	(79.0)	(158.0)
Total income		5,505.0	5,298.0	4,874.0
Administrative expenses, depreciation and amortisation		(2,475.0)	(2,344.0)	(2,271.0)
Net operating income		3,030.0	2,954.0	2,604.0
Net loan-loss provisions		(1,714.0)	(1,666.0)	(1,132.0)
Other gains (losses) and provisions		(347.0)	(84.0)	(74.0)
Operating profit/(loss) before tax		969.0	1,205.0	1,398.0
Tax on profit		(464.0)	(509.0)	(603.0)
Profit/(loss) from continuing operations		505.0	696.0	795.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		505.0	696.0	795.0
Non-controlling interests		(92.0)	(89.0)	(103.0)
Attributable profit to the parent		413.0	607.0	693.0
Corporate Centre | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		5,853.0	5,640.0	5,779.0
Corporate Centre | Customers funds
Balance sheet (condensed)
Financial liabilities		1,299.0	1,508.0	895.0
Corporate Centre | Customer deposits
Balance sheet (condensed)
Financial liabilities		1,299.0	1,508.0	895.0
Corporate Centre | Investment funds
Balance sheet (condensed)
Memorandum items		0.0	0.0	0.0
Corporate Centre | Customer deposits
Balance sheet (condensed)
Financial liabilities		1,430.0	1,508.0	895.0
Corporate Centre | Customers
Balance sheet (condensed)
Financial assets		5,778.0	5,565.0	5,785.0
Corporate Centre | Underlying results
Underlying income statement (condensed)
Net interest income		(308.0)	(41.0)	(652.0)
Net fee income		(11.0)	(13.0)	(19.0)
Gains (losses) on financial transactions		(408.0)	(302.0)	(723.0)
Other operating income		50.0	(83.0)	(91.0)
Total income		(676.0)	(439.0)	(1,485.0)
Administrative expenses, depreciation and amortisation		(379.0)	(391.0)	(372.0)
Net operating income		(1,055.0)	(829.0)	(1,857.0)
Net loan-loss provisions		3.0	2.0	10.0
Other gains (losses) and provisions		(265.0)	(134.0)	(174.0)
Operating profit/(loss) before tax		(1,317.0)	(961.0)	(2,021.0)
Tax on profit		162.0	(36.0)	(27.0)
Profit/(loss) from continuing operations		(1,155.0)	(998.0)	(2,048.0)
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		(1,155.0)	(998.0)	(2,048.0)
Non-controlling interests		1.0	0.0	1.0
Attributable profit to the parent		€ (1,154.0)	€ (998.0)	€ (2,049.0)